Capital and Leasing Commitments (Details Narrative)	12 Months Ended
Jan. 31, 2019
Disclosure of capital and leasing commitments [Abstract]
Description of Operating lease term	Operating leases are in place for leased premises and vehicles, and normally have a term between 1 and 11 years.
Contractual commitment term	7 years